Fair Value of Financial Instruments and Derivatives Instruments - Derivatives Not Designated as Hedging Instruments (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Derivative [Line Items]
Derivative assets / Current assets	$ 0	$ 99
Derivative assets / Non-current assets	2,771	54
Derivative liabilities / Current liabilities	362	582
Derivative liabilities / Non-current liabilities	295	1,396
Not designated as hedging instrument
Derivative [Line Items]
Total derivative assets	2,771	153
Total derivative liabilities	657	1,978
Not designated as hedging instrument | Foreign Exchange Agreements
Derivative [Line Items]
Derivative assets / Current assets	0	99
Not designated as hedging instrument | Interest Rate Contracts
Derivative [Line Items]
Derivative assets / Non-current assets	2,771	54
Derivative liabilities / Non-current liabilities	235	1,280
Not designated as hedging instrument | Bunker Fuel Contracts
Derivative [Line Items]
Derivative liabilities / Current liabilities	290	408
Derivative liabilities / Non-current liabilities	60	116
Not designated as hedging instrument | Forward Freight Agreements
Derivative [Line Items]
Derivative liabilities / Current liabilities	$ 72	$ 174